Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Other Intangible Assets [Abstract]
Other Intangible Assets
Other Intangible Assets

The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, is as follows (in millions):

		September 30,
		2012		2011
	Weighted Avg. Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	11.7	$873.9	$(153.6)	$801.9	$(76.4)
Favorable contracts	10.4	42.2	(18.8)	41.8	(10.7)
Technology and patents	8.1	14.3	(3.2)	14.3	(1.4)
Trademarks and tradenames	30.2	30.3	(6.4)	30.1	(2.8)
Non-compete agreements	2.0	5.1	(4.1)	5.1	(2.5)
License costs	10.0	15.9	(0.5)	—	—
Total	12.1	$981.7	$(186.6)	$893.2	$(93.8)

During fiscal 2012, 2011, and 2010, intangible amortization expense was $88.9 million, $42.4 million, and $11.9 million, respectively. Estimated intangible asset amortization expense for the succeeding five fiscal years is as follows (in millions):

Fiscal 2013	$91.8
Fiscal 2014	88.6
Fiscal 2015	84.7
Fiscal 2016	84.0
Fiscal 2017	84.0